Condensed Parent Company Financial Information (Income statements) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Bargain purchase gain						$ 0	$ 68,056	$ 0
Gain on extinguishment of debt	5,735					0	(10,341)	0
Interest expense		(31,613)	(35,223)	(61,421)	(71,609)	(135,910)	(147,167)	(163,211)
Noninterest expense		(175,783)	(121,711)	(334,604)	(266,950)	(554,195)	(493,933)	(299,179)
Income (loss) before income tax benefit		17,567	35,128	36,207	51,404	81,514	249,873	88,390
Income tax benefit		(6,395)	(13,333)	(13,189)	(20,193)	(28,785)	(60,973)	(34,853)
Net Income		11,172	21,795	23,018	31,211	52,729	188,900	53,365
Parent Company
Condensed Financial Statements, Captions [Line Items]
Bargain purchase gain						0	68,056	0
Gain on extinguishment of debt						4,400	5,735
Other income						312	47	43
Total income						4,712	73,838	43
Interest expense						6,641	7,769	8,676
Noninterest expense						661	569	387
Total expense						7,302	8,338	9,063
Income (loss) before income tax benefit						(2,590)	65,500	(9,020)
Income tax benefit						(796)	(951)	(3,147)
Income (loss) before equity in earnings of subsidiaries						(1,794)	66,451	(5,873)
Equity in earnings of subsidiaries						54,523	122,449	59,238
Net Income						$ 52,729	$ 188,900	$ 53,365